Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions With Related Parties
Compensation of key management personnel

	2022	2021	2020
Salaries, bonus and benefits (*)	48,061	45,014	35,147
Payroll charges	12,760	11,981	13,454
Share-based compensation	19,106	21,798	15,509
Total	79,927	78,793	64,110
(*)	Includes compensation for members of the Management and audit committee.